UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2011

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 98.67%

COMMON STOCKS 97.38%

Aerospace & Defense 1.37%

Honeywell International, Inc.	928,700	$52,016
Raytheon Co.	271,900	13,592
United Technologies Corp.	738,800	60,064

Total		125,672

Automobiles 1.41%

Ford Motor Co.*	5,267,254	84,013
General Motors Co.*	1,230,462	44,900

Total		128,913

Beverages 1.58%

Coca-Cola Co. (The)	1,044,100	65,622
PepsiCo, Inc.	1,237,700	79,596

Total		145,218

Biotechnology 1.41%

Amgen, Inc.*	1,926,828	106,130
Human Genome Sciences, Inc.*	967,300	23,467

Total		129,597

Capital Markets 5.60%

Bank of New York Mellon Corp. (The)	1,056,225	32,986
Goldman Sachs Group, Inc. (The)	1,507,175	246,604
Morgan Stanley	3,853,288	113,287
State Street Corp.	1,280,452	59,823
T. Rowe Price Group, Inc.	909,290	59,940

Total		512,640

Chemicals 4.75%

Agrium, Inc. (Canada)(a)	439,800	38,874
Dow Chemical Co. (The)	5,065,359	179,719
E.I. du Pont de Nemours & Co.	1,263,600	64,039
Monsanto Co.	942,900	69,190
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	470,000	83,557

Total		435,379

Commercial Banks 7.32%

BB&T Corp.	482,949	13,349
Comerica, Inc.	574,655	21,952
Fifth Third Bancorp	6,928,500	103,027
PNC Financial Services Group, Inc. (The)	1,988,079	119,285
Regions Financial Corp.	5,222,300	37,078
SunTrust Banks, Inc.	2,582,604	78,589
Wells Fargo & Co.	9,173,753	297,413

Total		670,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2011

Investments	Shares	Value (000)
Communications Equipment 0.25%

Cisco Systems, Inc.*	1,076,760	$22,773

Computers & Peripherals 1.39%

Dell, Inc.*	3,370,700	44,358
EMC Corp.*	1,991,100	49,558
Hewlett-Packard Co.	508,931	23,253
SMART Technologies, Inc. Class A (Canada)*(a)	1,093,100	10,297

Total		127,466

Consumer Finance 1.32%

Capital One Financial Corp.	2,508,200	120,795

Containers & Packaging 0.27%

Owens-Illinois, Inc.*	831,300	24,515

Diversified Financial Services 8.32%

Bank of America Corp.	19,444,770	266,977
Citigroup, Inc.*	35,492,200	171,072
JPMorgan Chase & Co.	7,208,142	323,934

Total		761,983

Diversified Telecommunication Services 3.57%

AT&T, Inc.	6,249,049	171,974
CenturyLink, Inc.	1,647,300	71,229
Verizon Communications, Inc.	2,357,600	83,978

Total		327,181

Electric: Utilities 1.11%

Duke Energy Corp.	1,602,500	28,653
NextEra Energy, Inc.	343,900	18,385
Progress Energy, Inc.	282,400	12,685
Southern Co.	1,125,300	42,334

Total		102,057

Electronic Equipment, Instruments & Components 1.18%

Arrow Electronics, Inc.*	582,400	22,015
Avnet, Inc.*	981,900	34,975
Corning, Inc.	2,321,600	51,563

Total		108,553

Energy Equipment & Services 2.53%

Cameron International Corp.*	501,400	26,725
Halliburton Co.	1,865,471	83,946
Schlumberger Ltd.	1,358,498	120,893

Total		231,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2011

Investments	Shares	Value (000)
Food & Staples Retailing 0.86%

CVS Caremark Corp.	2,294,000	$78,455

Food Products 0.79%

General Mills, Inc.	829,900	28,864
Kraft Foods, Inc. Class A	1,417,034	43,319

Total		72,183

Health Care Equipment & Supplies 0.41%

Baxter International, Inc.	564,300	27,363
Covidien plc (Ireland)(a)	217,954	10,346

Total		37,709

Health Care Providers & Services 2.28%

McKesson Corp.	1,110,500	83,476
UnitedHealth Group, Inc.	2,584,196	106,081
WellPoint, Inc.*	316,700	19,673

Total		209,230

Hotels, Restaurants & Leisure 3.19%

Carnival Corp. Unit	3,485,007	155,815
Marriott International, Inc. Class A	2,690,872	106,263
Starwood Hotels & Resorts Worldwide, Inc.	506,800	29,886

Total		291,964

Household Products 1.54%

Colgate-Palmolive Co.	385,700	29,610
Procter & Gamble Co. (The)	1,767,900	111,607

Total		141,217

Industrial Conglomerates 2.13%

General Electric Co.	9,693,500	195,227

Insurance 1.60%

MetLife, Inc.	1,391,757	63,701
Prudential Financial, Inc.	1,345,900	82,786

Total		146,487

Life Sciences Tools & Services 0.55%

Thermo Fisher Scientific, Inc.*	887,200	50,810

Machinery 3.31%

Caterpillar, Inc.	1,211,507	117,528
Eaton Corp.	956,580	103,272
Joy Global, Inc.	135,745	11,834
Parker Hannifin Corp.	785,964	70,273

Total		302,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2011

Investments	Shares	Value (000)
Media 6.59%

Comcast Corp. Class A	3,025,700	$68,835
News Corp. Class A	5,041,200	75,719
Omnicom Group, Inc.	2,097,600	94,140
Time Warner Cable, Inc.	1,276,294	86,571
Time Warner, Inc.	2,301,316	72,376
Viacom, Inc. Class B	1,437,200	59,716
Walt Disney Co. (The)	3,758,800	146,105

Total		603,462

Metals & Mining 3.02%

Barrick Gold Corp. (Canada)(a)	599,900	28,501
Cliffs Natural Resources, Inc.	960,000	82,042
Freeport-McMoRan Copper & Gold, Inc.	789,000	85,804
Newmont Mining Corp.	250,700	13,806
Nucor Corp.	100,820	4,629
United States Steel Corp.	1,072,800	61,868

Total		276,650

Multi-Line Retail 1.82%

J.C. Penney Co., Inc.	1,955,013	62,697
Kohl’s Corp.*	547,786	27,817
Target Corp.	1,384,286	75,900

Total		166,414

Multi-Utilities 0.18%

PG&E Corp.	349,800	16,189

Oil, Gas & Consumable Fuels 12.03%

Anadarko Petroleum Corp.	977,700	75,361
Apache Corp.	734,900	87,718
Canadian Natural Resources Ltd. (Canada)(a)	111,400	4,959
Cenovus Energy, Inc. (Canada)(a)	317,300	10,982
Chevron Corp.	2,631,832	249,840
Devon Energy Corp.	463,600	41,117
El Paso Corp.	3,116,155	49,485
EnCana Corp. (Canada)(a)	150,400	4,853
EOG Resources, Inc.	332,402	35,364
Exxon Mobil Corp.	1,224,592	98,800
Hess Corp.	1,952,729	164,264
Occidental Petroleum Corp.	1,272,484	123,024
Range Resources Corp.	548,200	27,339
Southwestern Energy Co.*	758,900	29,977
Suncor Energy, Inc. (Canada)(a)	2,388,100	99,130

Total		1,102,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2011

Investments	Shares	Value (000)
Pharmaceuticals 5.01%

Johnson & Johnson	1,595,500	$95,363
Merck & Co., Inc.	3,002,500	99,593
Pfizer, Inc.	11,396,900	207,651
Teva Pharmaceutical Industries Ltd. ADR	1,037,034	56,674

Total		459,281

Real Estate Investment Trusts 0.91%

Host Hotels & Resorts, Inc.	4,482,075	82,963

Road & Rail 2.29%

Hertz Global Holdings, Inc.*	10,158,559	149,432
Union Pacific Corp.	641,300	60,686

Total		210,118

Semiconductors & Semiconductor Equipment 1.91%

Intel Corp.	3,448,400	74,003
Micron Technology, Inc.*	3,937,700	41,503
Texas Instruments, Inc.	1,767,800	59,946

Total		175,452

Software 2.12%

Activision Blizzard, Inc.	2,920,900	32,977
Adobe Systems, Inc.*	3,024,600	99,963
Microsoft Corp.	800,000	22,180
Oracle Corp.	1,208,400	38,705

Total		193,825

Specialty Retail 0.17%

Best Buy Co., Inc.	467,038	15,879

Tobacco 0.96%

Altria Group, Inc.	1,625,749	38,221
Philip Morris International, Inc.	872,300	49,930

Total		88,151

Wireless Telecommunication Services 0.33%

Crown Castle International Corp.*	718,900	30,316

Total Common Stocks (cost $7,093,129,736)		8,922,101

LIMITED LIABILITY COMPANY 1.29%

Diversified Financial Services

Oaktree Capital Management, LLC† (cost $136,400,000)	3,100,000	117,800

Total Long-Term Investments (cost $7,229,529,736)		9,039,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2011

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.04%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $102,640,000 of U.S. Treasury Note at 2.625% due 11/15/2020; value: $97,251,400; proceeds: $95,343,009 (cost $95,342,956)	$95,343	$95,343

Total Investments in Securities 99.71% (cost $7,324,872,692)		9,135,244

Cash and Other Assets in Excess of Liabilities 0.29%		26,918

Net Assets 100.00%		$9,162,162

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$8,922,101	$—	$—	$8,922,101
Limited Liability Company	—	117,800	—	117,800
Repurchase Agreement	—	95,343	—	95,343

Total	$8,922,101	$213,143	$—	$9,135,244

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of January 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,357,762,640

Gross unrealized gain	1,944,413,278
Gross unrealized loss	(166,931,686)

Net unrealized security gain	$1,777,481,592

The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the tax treatment of wash sales and certain securities.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2011